UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22911

Reality Shares ETF Trust
(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800
San Diego, CA 92101
(Address of principal executive offices) (Zip code)

Eric R. Ervin
c/o Reality Shares Advisors, LLC
402 West Broadway, Suite 2800
San Diego, CA 92101
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Reality Shares DIVS ETF (DIVY)
Reality Shares DIVCON Leaders Dividend ETF (LEAD)
Reality Shares DIVCON Dividend Defender ETF (DFND)
Reality Shares NASDAQ NexGen Economy ETF (BLCN)
Semi-Annual Report
April 30, 2020
Important Notice
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be made available on http://realityshares.com/materials, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary or, if you are a direct investor, by calling (855) 595-0240.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call (855) 595-0240 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive shareholder reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Funds.
The financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
Not FDIC Insured • No Bank Guarantee • May Lose Value
ALPS Distributors, Inc., distributor.

Shareholder Expense Example (Unaudited)
April 30, 2020
As a shareholder of one or more Funds of the Reality Shares ETF Trust (the “Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The actual and hypothetical expense examples in the table below are based on an investment of  $1,000 invested at the beginning of the six month period and held for the entire period (November 1, 2019 to April 30, 2020).
Actual expenses
The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period Per $1,000” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Fund	Beginning Account Value	Ending Account Value April 30, 2020	Annualized Expense Ratio for the Period	Expenses Paid During Period Per $1,000*
Reality Shares DIVS ETF
Actual	$1,000.00	$789.80	0.85%	$3.78
Hypothetical(1)	$1,000.00	$1,020.64	0.85%	$4.27
Reality Shares DIVCON Leaders Dividend ETF
Actual	$1,000.00	$1,031.50	0.43%	$2.17
Hypothetical(1)	$1,000.00	$1,022.73	0.43%	$2.16
Reality Shares DIVCON Dividend Defender ETF
Actual	$1,000.00	$1,068.30	1.58%	$8.13
Hypothetical(1)	$1,000.00	$1,017.01	1.58%	$7.92
Reality Shares NASDAQ NexGen Economy ETF
Actual	$1,000.00	$1,019.70	0.68%	$3.41
Hypothetical(1)	$1,000.00	$1,021.48	0.68%	$3.42

(1)
5% return before expenses.

*
Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).

 Reality Shares ETF Trust 1

Schedule of Investments
Reality Shares DIVS ETF
April 30, 2020 (Unaudited)

	Principal/ Shares	Value
Treasury Bills – 104.5%(a)
U.S. Treasury Bill, 05/07/2020	$300,000	$299,998
U.S. Treasury Bill, 07/30/2020(b)	8,579,000	8,577,177
U.S. Treasury Bill, 08/13/2020(b)	6,660,000	6,658,172
U.S. Treasury Bill, 09/03/2020(b)	5,830,000	5,827,874
U.S. Treasury Bill, 09/24/2020(b)	1,400,000	1,399,404
U.S. Treasury Bill, 07/09/2020(b)	7,571,000	7,569,839
U.S. Treasury Bill, 07/02/2020	170,000	169,977
(Cost $30,420,246)		30,502,441
Money Markets – 14.3%
Blackrock Federal FD 30 Instl, 0.21%(b)(c)	1,534,553	1,534,553
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.73%(c)	97,135	97,135
JP Morgan U.S. Government Money Market Institutional Shares, 0.19%(b)(c)	4	4
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class, 0.15%(b)(c)	2,550,696	2,550,696
(Cost $4,182,388)		4,182,388
Total Investments – 118.8%
(Cost $34,602,634)		34,684,829
Liabilities in Excess of Other Assets – (18.8)%		(5,488,030)
Net Assets – 100.0%		$29,196,799

(a)
The security was issued on a discount basis with no stated coupon rate.

(b)
All or a portion of the security has been pledged to the broker for swap positions.

(c)
Reflects the 7-day yield at April 30, 2020.

Dividend swaps outstanding at April 30, 2020+:
Underlying Index	Counterparties*	Units	Expiration Date	Notional Amount Long (Short)**	Value/Unrealized Appreciation (Depreciation)
S&P 500	Bank of America	10,000	12/31/2020	$(586,883)	$(85,783)
S&P 500	BNP Paribas	104,600	12/31/2020	(5,873,235)	(631,729)
S&P 500	JP Morgan	12,000	12/31/2020	(699,460)	(98,140)
S&P 500	Morgan Stanley	50,000	12/31/2020	(2,808,188)	(302,688)
S&P 500	Societe Generale	79,000	12/31/2020	(4,325,785)	(367,095)
S&P 500	Bank of America	20,000	12/31/2021	(1,178,411)	(280,810)
S&P 500	BNP Paribas	141,000	12/31/2021	(7,916,140)	(1,588,060)
S&P 500	Morgan Stanley	73,700	12/31/2021	(4,509,809)	(1,202,153)
S&P 500	Societe Generale	18,750	12/31/2021	(1,086,269)	(244,769)
S&P 500	Bank of America	30,000	12/31/2022	(1,802,070)	(337,170)
S&P 500	Morgan Stanley	85,000	12/31/2022	(5,416,439)	(1,265,889)
S&P 500	Societe Generale	12,000	12/31/2022	(719,830)	(133,870)
S&P 500	Bank of America	55,000	12/31/2023	(3,291,775)	(440,575)
S&P 500	BNP Paribas	91,000	12/31/2023	(5,728,077)	(1,010,637)
Total Unrealized Appreciation/(Depreciation):					$(7,989,368)
Cash received from the broker for swap positions in the amount of  $2,520,000.
Cash and securities pledged to the broker for swap positions in the amount of  $22,080,629.
+
See Note 7 in the notes to financial statements for more information regarding dividend swaps.

*
At contract maturity, the Fund pays to/receives from the counterparty the net difference between the expected dividend value and the actual dividend value.

**
Represents gross notional exposure on the fixed leg of the swap contract.

The accompanying notes are an integral part of these financial statements.
2 Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVS ETF
April 30, 2020 (Unaudited) (continued)

Fair Valuation Measurement
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Treasury Bills	$—	$30,502,441	$—	$30,502,441
Money Markets	4,182,388	—	—	4,182,388
Other Financial Instruments***	—	—	—	—
Total Assets	$4,182,388	$30,502,441	$—	$34,684,829
Liabilities
Other Financial Instruments***	$—	$(7,989,368)	$—	$(7,989,368)
Total Liabilities	$—	$(7,989,368)	$—	$(7,989,368)

***
Other financial instruments include dividend swaps. Dividend swaps are presented at gross unrealized appreciation (depreciation).

Summary of Schedule of Investments
Industry	% of Net Assets
Treasury Bills	104.5
Money Markets	14.3
Total Investments	118.8
Liabilities in Excess of Other Assets	(18.8)
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.
 Reality Shares ETF Trust 3

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2020 (Unaudited)

	Shares	Value
Common Stocks – 99.7%
Aerospace & Defense – 3.2%
HEICO Corp., Class A	5,752	$416,042
L3Harris Technologies, Inc.	2,818	545,847
		961,889
Air Freight & Logistics – 1.8%
Expeditors International of Washington, Inc.	7,374	528,015
Beverages – 1.8%
Brown-Forman Corp., Class B	8,462	526,336
Building Products – 2.9%
Lennox International, Inc.	2,064	385,308
Masco Corp.	11,655	478,321
		863,629
Capital Markets – 13.9%
Cboe Global Markets, Inc.	4,446	441,843
FactSet Research Systems, Inc.	2,181	599,775
MarketAxess Holdings, Inc.	1,532	697,075
Moody’s Corp.	2,385	581,702
MSCI, Inc.	2,108	689,316
S&P Global, Inc.	2,082	609,776
T Rowe Price Group, Inc.	4,344	502,297
		4,121,784
Commercial Services & Supplies – 3.8%
Cintas Corp.	2,238	496,455
Rollins, Inc.	15,532	621,280
		1,117,735
Consumer Finance – 1.4%
American Express Co.	4,514	411,902
Electronic Equipment Instruments & Components – 3.0%
Amphenol Corp., Class A	5,194	458,423
CDW Corp.	3,969	439,765
		898,188
Entertainment – 2.1%
Activision Blizzard, Inc.	9,935	633,158
Food & Staples Retailing – 1.9%
Costco Wholesale Corp.	1,853	561,459
Food Products – 1.6%
Hershey Co. (The)	3,648	483,105
Health Care Equipment & Supplies – 6.3%
Baxter International, Inc.	6,695	594,382
ResMed, Inc.	3,575	555,269
West Pharmaceutical Services, Inc.	3,818	722,595
		1,872,246
Health Care Providers & Services – 3.9%
Humana, Inc.	1,618	617,785
UnitedHealth Group, Inc.	1,907	557,740
		1,175,525
Hotels, Restaurants & Leisure – 2.3%
Domino’s Pizza, Inc.	1,871	677,171
	Shares	Value
Household Durables – 1.6%
DR Horton, Inc.	10,121	$477,914
Industrial Conglomerates – 1.6%
Honeywell International, Inc.	3,268	463,729
IT Services – 7.3%
Amdocs Ltd.	7,888	508,303
Booz Allen Hamilton Holding Corp.	7,752	569,307
Mastercard, Inc., Class A	1,968	541,141
Visa, Inc., Class A	3,103	554,568
		2,173,319
Life Sciences Tools & Services – 1.7%
Agilent Technologies, Inc.	6,471	496,067
Machinery – 8.5%
Cummins, Inc.	3,018	493,443
IDEX Corp.	3,298	506,672
Illinois Tool Works, Inc.	3,078	500,175
Nordson Corp.	3,173	510,567
Xylem, Inc.	7,228	519,693
		2,530,550
Personal Products – 1.7%
Estee Lauder Cos., Inc. (The), Class A	2,824	498,154
Pharmaceuticals – 7.9%
Eli Lilly & Co.	4,516	698,354
Johnson & Johnson	3,805	570,902
Merck & Co., Inc.	5,987	475,009
Zoetis, Inc.	4,626	598,188
		2,342,453
Semiconductors & Semiconductor Equipment – 5.4%
KLA Corp.	3,279	538,051
Skyworks Solutions, Inc.	5,310	551,603
Texas Instruments, Inc.	4,584	532,065
		1,621,719
Software – 4.2%
Intuit, Inc.	2,199	593,312
Microsoft Corp.	3,642	652,683
		1,245,995
Specialty Retail – 4.9%
Home Depot, Inc. (The)	2,522	554,411
Ross Stores, Inc.	4,943	451,593
TJX Cos., Inc. (The)	8,925	437,771
		1,443,775
Textiles, Apparel & Luxury Goods – 1.6%
NIKE, Inc., Class B	5,613	489,341
Trading Companies & Distributors – 3.4%
Fastenal Co.	15,090	546,560
W.W. Grainger, Inc.	1,739	479,233
		1,025,793
Total Common Stocks
(Cost $26,646,693)		29,640,951

The accompanying notes are an integral part of these financial statements.
4 Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2020 (Unaudited) (continued)

	Shares	Value
Money Markets – 0.3%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.73%(a)
(Cost $84,722)	84,722	84,722
	Shares	Value
Total Investments – 100.0%
(Cost $26,731,415)		29,725,673
Other Assets in Excess of Liabilities – 0.0%(b)		5,192
Net Assets – 100.0%		$29,730,865

(a)
Reflects the 7-day yield at April 30, 2020.

(b)
Rounds to less than 0.1%.

Fair Valuation Measurement
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$29,640,951	$—	$—	$29,640,951
Money Markets	84,722	—	—	84,722
Total Assets	$29,725,673	$—	$—	$29,725,673

*
See the Schedule of Investments for breakout by security category.

The accompanying notes are an integral part of these financial statements.
 Reality Shares ETF Trust 5

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2020 (Unaudited) (continued)

Summary of Schedule of Investments
Industry	% of Net Assets
Aerospace & Defense	3.2%
Air Freight & Logistics	1.8
Beverages	1.8
Building Products	2.9
Capital Markets	13.9
Commercial Services & Supplies	3.8
Consumer Finance	1.4
Electronic Equipment Instruments & Components	3.0
Entertainment	2.1
Food & Staples Retailing	1.9
Food Products	1.6
Health Care Equipment & Supplies	6.3
Health Care Providers & Services	3.9
Hotels, Restaurants & Leisure	2.3
Household Durables	1.6
Industrial Conglomerates	1.6
IT Services	7.3
Life Sciences Tools & Services	1.7
Machinery	8.5
Personal Products	1.7
Pharmaceuticals	7.9
Semiconductors & Semiconductor Equipment	5.4
Software	4.2
Specialty Retail	4.9
Textiles, Apparel & Luxury Goods	1.6
Trading Companies & Distributors	3.4
Money Markets	0.3
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0(a)
Net Assets	100.0%

(a)
Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.
6 Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2020 (Unaudited)

	Shares	Value
Common Stocks(a) – 70.6%
Aerospace & Defense – 2.3%
HEICO Corp., Class A	3,379	$244,403
L3Harris Technologies, Inc.	1,655	320,574
		564,977
Air Freight & Logistics – 1.3%
Expeditors International of Washington, Inc.	4,332	310,193
Beverages – 1.2%
Brown-Forman Corp., Class B	4,972	309,258
Building Products – 2.1%
Lennox International, Inc.	1,212	226,256
Masco Corp.	6,846	280,960
		507,216
Capital Markets – 9.8%
Cboe Global Markets, Inc.	2,612	259,580
FactSet Research Systems, Inc.	1,281	352,275
MarketAxess Holdings, Inc.	899	409,054
Moody’s Corp.	1,401	341,704
MSCI, Inc.	1,238	404,826
S&P Global, Inc.	1,223	358,192
T Rowe Price Group, Inc.	2,552	295,088
		2,420,719
Commercial Services & Supplies – 2.7%
Cintas Corp.	1,314	291,485
Rollins, Inc.	9,126	365,040
		656,525
Consumer Finance – 1.0%
American Express Co.	2,651	241,904
Electronic Equipment Instruments & Components – 2.1%
Amphenol Corp., Class A	3,051	269,281
CDW Corp.	2,331	258,275
		527,556
Entertainment – 1.5%
Activision Blizzard, Inc.	5,837	371,992
Food & Staples Retailing – 1.3%
Costco Wholesale Corp.	1,089	329,967
Food Products – 1.1%
Hershey Co. (The)	2,143	283,798
Health Care Equipment & Supplies – 4.5%
Baxter International, Inc.	3,933	349,172
ResMed, Inc.	2,099	326,017
West Pharmaceutical Services, Inc.	2,243	424,510
		1,099,699
Health Care Providers & Services – 2.8%
Humana, Inc.	950	362,729
UnitedHealth Group, Inc.	1,120	327,566
		690,295
Hotels, Restaurants & Leisure – 1.6%
Domino’s Pizza, Inc.	1,099	397,761
Household Durables – 1.1%
DR Horton, Inc.	5,946	280,770
	Shares	Value
Industrial Conglomerates – 1.1%
Honeywell International, Inc.	1,919	$272,306
IT Services – 5.2%
Amdocs Ltd.	4,634	298,615
Booz Allen Hamilton Holding Corp.	4,554	334,446
Mastercard, Inc., Class A	1,156	317,865
Visa, Inc., Class A	1,822	325,628
		1,276,554
Life Sciences Tools & Services – 1.2%
Agilent Technologies, Inc.	3,802	291,461
Machinery – 6.0%
Cummins, Inc.	1,772	289,722
IDEX Corp.	1,937	297,581
Illinois Tool Works, Inc.	1,807	293,638
Nordson Corp.	1,864	299,936
Xylem, Inc.	4,246	305,287
		1,486,164
Personal Products – 1.2%
Estee Lauder Cos., Inc. (The), Class A	1,658	292,471
Pharmaceuticals – 5.6%
Eli Lilly & Co.	2,652	410,105
Johnson & Johnson	2,235	335,339
Merck & Co., Inc.	3,517	279,039
Zoetis, Inc.	2,718	351,465
		1,375,948
Semiconductors & Semiconductor Equipment – 3.9%
KLA Corp.	1,926	316,037
Skyworks Solutions, Inc.	3,119	324,002
Texas Instruments, Inc.	2,693	312,577
		952,616
Software – 3.0%
Intuit, Inc.	1,291	348,325
Microsoft Corp.	2,139	383,330
		731,655
Specialty Retail – 3.4%
Home Depot, Inc. (The)	1,481	325,568
Ross Stores, Inc.	2,904	265,310
TJX Cos., Inc. (The)	5,243	257,169
		848,047
Textiles, Apparel & Luxury Goods – 1.2%
NIKE, Inc., Class B	3,297	287,432
Trading Companies & Distributors – 2.4%
Fastenal Co.	8,865	321,091
W.W. Grainger, Inc.	1,021	281,367
		602,458
Total Common Stocks
(Cost $16,046,165)		17,409,742
Treasury Bills – 28.7%(b)
U.S. Treasury Bill, 09/03/2020	830,000	829,697
U.S. Treasury Bill, 10/01/2020	5,600,000	5,597,679
U.S. Treasury Bill, 10/15/2020	650,000	649,691
(Cost $7,076,606)		7,077,067

The accompanying notes are an integral part of these financial statements.
 Reality Shares ETF Trust 7

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2020 (Unaudited) (continued)

	Shares	Value
Money Markets – 0.7%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.73%(c)
(Cost $171,507)	171,507	$171,507
Total Investments Before Securities Sold Short
(Cost $23,294,278)		24,658,316
Securities Sold Short
Common Stocks – (18.6)%
Aerospace & Defense – (0.6)%
Howmet Aerospace, Inc.	(11,923)	(155,834)
Automobiles – (0.7)%
Ford Motor Co.	(35,238)	(179,361)
Diversified Telecommunication – (1.2)%
CenturyLink, Inc.	(27,626)	(293,388)
Electric Utilities – (1.2)%
Avangrid, Inc.	(7,113)	(305,859)
Energy Equipment & Services – (0.7)%
Halliburton Co.	(15,981)	(167,800)
Food Products – (3.5)%
Conagra Brands, Inc.	(11,830)	(395,595)
Kraft Heinz Co. (The)	(15,578)	(472,481)
		(868,076)
Hotels, Restaurants & Leisure – (1.2)%
Wynn Resorts Ltd.	(3,343)	(285,927)
Insurance – (2.5)%
Loews Corp.	(6,337)	(219,640)
Progressive Corp. (The)	(5,162)	(399,023)
		(618,663)
	Shares	Value
Metals & Mining – (2.1)%
Arconic Corp.*	(2,882)	$(25,131)
Freeport-McMoRan, Inc.	(55,478)	(489,871)
		(515,002)
Oil, Gas & Consumable Fuels – (2.4)%
Noble Energy, Inc.	(18,610)	(182,564)
Williams Cos., Inc. (The)	(20,648)	(399,952)
		(582,516)
Software – (1.2)%
NortonLifeLock, Inc.	(13,428)	(285,613)
Technology Hardware, Storage & Peripherals – (1.3)%
Western Digital Corp.	(7,145)	(329,242)
Total Securities Sold Short
[Proceeds $(4,738,371)]		(4,587,281)
Total Investments – 81.4%
(Cost $18,555,907)		20,071,035
Other Assets in Excess of Liabilities – 18.6%		4,587,192
Net Assets – 100.0%		$24,658,227

*
Non-income producing securities.

(a)
Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at April 30, 2020 was $9,354,077 which includes cash in the amount of $4,741,827.

(b)
The security was issued on a discount basis with no stated coupon rate.

(c)
Reflects the 7-day yield at April 30, 2020.

Fair Valuation Measurement
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$17,409,742	$—	$—	$17,409,742
Treasury Bills	—	7,077,067	—	7,077,067
Money Markets	171,507	—	—	171,507
Total Assets	$17,581,249	$7,077,067	$—	$24,658,316
Liabilities
Common Stocks*	$(4,587,281)	$—	$—	$(4,587,281)
Total Liabilities	$(4,587,281)	$—	$—	$(4,587,281)

*
See the Schedule of Investments for breakout by security category.

The accompanying notes are an integral part of these financial statements.
8 Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2020 (Unaudited) (continued)

Summary of Schedule of Investments
Industry	% of Net Assets
Aerospace & Defense	1.7%
Air Freight & Logistics	1.3
Automobiles	(0.7)
Beverages	1.2
Building Products	2.1
Capital Markets	9.8
Commercial Services & Supplies	2.7
Consumer Finance	1.0
Diversified Telecommunication	(1.2)
Electric Utilities	(1.2)
Electronic Equipment Instruments & Components	2.1
Energy Equipment & Services	(0.7)
Entertainment	1.5
Food & Staples Retailing	1.3
Food Products	(2.4)
Health Care Equipment & Supplies	4.5
Health Care Providers & Services	2.8
Hotels, Restaurants & Leisure	0.4
Household Durables	1.1
Industrial Conglomerates	1.1
Insurance	(2.5)
IT Services	5.2
Life Sciences Tools & Services	1.2
Machinery	6.0
Metals & Mining	(2.1)
Oil, Gas & Consumable Fuels	(2.4)
Personal Products	1.2
Pharmaceuticals	5.6
Semiconductors & Semiconductor Equipment	3.9
Software	1.8
Specialty Retail	3.4
Technology Hardware, Storage & Peripherals	(1.3)
Textiles, Apparel & Luxury Goods	1.2
Trading Companies & Distributors	2.4
Treasury Bill	28.7
Money Markets	0.7
Total Investments	81.4
Other Assets in Excess of Liabilities	18.6
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.
 Reality Shares ETF Trust 9

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
April 30, 2020 (Unaudited)

	Shares	Value
Common Stocks – 99.5%
Automobiles – 1.7%
Daimler AG	28,261	$976,143
Banks – 9.7%
Banco Santander SA	246,331	534,538
Bank of America Corp.	27,427	659,619
Barclays PLC	163,883	866,941
BOC Hong Kong Holdings Ltd.	190,105	584,855
Citigroup, Inc.	15,464	750,932
ING Groep NV	107,037	588,704
JPMorgan Chase & Co.	8,930	855,137
Mizuho Financial Group, Inc.	493,069	580,054
		5,420,780
Capital Markets – 11.6%
ASX Ltd.	13,926	743,520
CME Group, Inc.	3,222	574,193
Deutsche Boerse AG	5,526	857,960
Goldman Sachs Group, Inc. (The)	4,042	741,384
Intercontinental Exchange, Inc.	7,527	673,290
Nasdaq, Inc.	8,896	975,624
SBI Holdings, Inc.	66,337	1,259,929
TMX Group Ltd.	8,131	705,941
		6,531,841
Communications Equipment – 1.6%
Cisco Systems, Inc.	21,493	910,873
Consumer Finance – 1.4%
American Express Co.	8,472	773,070
Diversified Financial Services – 1.5%
Plus500 Ltd.	54,463	859,055
Diversified Telecommunication – 1.0%

Swisscom AG	1,101	572,431
Electronic Equipment, Instruments & Components – 1.5%
Hitachi Ltd.	28,507	863,994
Entertainment – 1.2%
NetEase, Inc.	1,930	665,773
Food & Staples Retailing – 1.1%
Walmart, Inc.	4,906	596,324
Industrial Conglomerates – 1.3%
Siemens AG	8,200	760,550
Insurance – 3.8%
Aon PLC	3,608	622,993
Ping An Insurance Group Co. of China Ltd., Class H	72,938	749,858
ZhongAn Online P&C Insurance Co. Ltd., Class H*,(a)	217,247	751,026
		2,123,877
Interactive Media & Services – 7.5%
Alphabet, Inc., Class A*	554	746,072
Baidu, Inc.*	8,631	871,127
Facebook, Inc., Class A*	4,849	992,639
	Shares	Value
LINE Corp.*	16,434	$812,661
Tencent Holdings Ltd.	14,487	779,258
		4,201,757
Internet & Direct Marketing Retail – 8.7%
Alibaba Group Holding Ltd.*	4,060	822,840
Amazon.com, Inc.*	309	764,466
JD.com, Inc.*	20,056	864,414
Overstock.com, Inc.*	130,431	1,646,039
Rakuten, Inc.	88,946	761,907
		4,859,666
IT Services – 21.7%
Accenture PLC, Class A	5,365	993,544
Atos SE	10,379	739,610
Broadridge Financial Solutions, Inc.	7,458	865,128
Digital Garage, Inc.	29,610	1,079,899
Fujitsu Ltd.	9,349	921,043
GMO internet, Inc.	50,548	1,115,096
Infosys Ltd.	81,974	756,620
International Business Machines Corp.	8,845	1,110,578
Mastercard, Inc., Class A	3,203	880,729
NTT Data Corp.	84,975	878,079
PayPal Holdings, Inc.*	7,130	876,990
Square, Inc., Class A*	19,057	1,241,373
Visa, Inc., Class A	3,943	704,693
		12,163,382
Professional Services – 1.4%
Thomson Reuters Corp.	10,814	762,495
Semiconductors & Semiconductor Equipment – 10.2%
Advanced Micro Devices, Inc.*	15,364	804,920
Intel Corp.	16,696	1,001,426
Micron Technology, Inc.*	16,300	780,607
NVIDIA Corp.	3,147	919,805
Taiwan Semiconductor Manufacturing Co. Ltd.	14,539	772,457
Texas Instruments, Inc.	5,829	676,572
Xilinx, Inc.	8,465	739,841
		5,695,628
Software – 7.9%
DocuSign, Inc.*	8,123	850,884
Microsoft Corp.	5,786	1,036,909
Oneconnect Financial Technology Co. Ltd.*	64,590	649,130
Oracle Corp.	16,117	853,717
SAP SE	8,739	1,035,921
		4,426,561
Technology Hardware, Storage & Peripherals – 4.7%
Canaan, Inc.*	76,283	395,146
Hewlett Packard Enterprise Co.	75,013	754,631
Samsung Electronics Co. Ltd.	754	786,422
Xiaomi Corp., Class B*,(a)	515,379	678,099
		2,614,298
Total Common Stocks
(Cost $60,998,258)		55,778,498

The accompanying notes are an integral part of these financial statements.
10 Reality Shares ETF Trust

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
April 30, 2020 (Unaudited) (continued)

	Shares	Value
Preferred Stocks – 0.0%
Internet & Direct Marketing Retail – 0.0%
Overstock.com, Inc.(b)	13,467	$0
(Cost $97,140)
Money Markets – 0.1%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.73%(c)
(Cost $65,687)	65,687	65,687
Total Investments – 99.6%
(Cost $61,161,085)		55,844,185
	Shares	Value
Other Assets in Excess of Liabilities – 0.4%		226,128
Net Assets – 100.0%		$56,070,313

*
Non-income producing securities.

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2020, the net value of these securities amounted to $1,429,125, which represents 2.5% of net assets.

(b)
Investment was valued using significant unobservable inputs.

(c)
Reflects the 7-day yield at April 30, 2020.

Fair Valuation Measurement
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2020.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$55,778,498	$—	$—	$55,778,498
Preferred Stocks*	—	—	0	0
Money Markets	65,687	—	—	65,687
Total Assets	$55,844,185	$—	$0	$55,844,185

*
See the Schedule of Investments for breakout by security category.

The accompanying notes are an integral part of these financial statements.
 Reality Shares ETF Trust 11

Schedule of Investments
Reality Shares NASDAQ NexGen Economy ETF
April 30, 2020 (Unaudited) (continued)

Summary of Schedule of Investments
Industry	% of Net Assets
Automobiles	1.7%
Banks	9.7
Capital Markets	11.6
Communications Equipment	1.6
Consumer Finance	1.4
Diversified Financial Services	1.5
Diversified Telecommunication	1.0
Electronic Equipment, Instruments & Components	1.5
Entertainment	1.2
Food & Staples Retailing	1.1
Industrial Conglomerates	1.3
Insurance	3.8
Interactive Media & Services	7.5
Internet & Direct Marketing Retail	8.7
IT Services	21.7
Professional Services	1.4
Semiconductors & Semiconductor Equipment	10.2
Software	7.9
Technology Hardware, Storage & Peripherals	4.7
Money Markets	0.1
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%
Summary of Schedule of Investments
Country / Region	% of Net Assets
United States	48.9%
Japan	14.8
China	13.9
Germany	6.5
Canada	2.6
United Kingdom	1.5
Israel	1.5
South Korea	1.4
Taiwan	1.4
India	1.4
Australia	1.3
France	1.3
Netherlands	1.1
Switzerland	1.0
Spain	1.0
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.
12 Reality Shares ETF Trust

Statements of Assets and Liabilities
April 30, 2020 (Unaudited)
	Reality Shares DIVS ETF	Reality Shares DIVCON Leaders Dividend ETF	Reality Shares DIVCON Dividend Defender ETF	Reality Shares NASDAQ NexGen Economy ETF
Assets:
Investments, at value	$34,684,829(1)	$29,725,673	$24,658,316	$55,844,185
Cash	—	—	—	5,195
Cash held at broker for securities sold short	—	—	4,741,827	—
Due from broker	2,520,000	—	—	—
Receivables
Dividend receivable	873	15,079	5,911	125,003
Reclaims receivable	—	—	—	126,164
Total Assets	37,205,702	29,740,752	29,406,054	56,100,547
Liabilities:
Due to custodian	—	—	—	310
Securities sold short, at value	—	—	4,587,281	—
Payables
Securities purchased payable	—	—	143,798	—
Advisory fees (Note 4)	19,535	9,887	16,748	29,924
Unrealized depreciation on swaps (Note 7)	7,989,368	—	—	—
Total Liabilities	8,008,903	9,887	4,747,827	30,234
Net Assets	$29,196,799	$29,730,865	$24,658,227	$56,070,313
Net Assets Consist of:
Paid-in capital	$40,120,156	$26,271,635	$23,902,628	$65,007,403
Total distributable earnings (loss)	(10,923,357)	3,459,230	755,599	(8,937,090)
Net Assets	$29,196,799	$29,730,865	$24,658,227	$56,070,313
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	1,439,348	800,000	755,060	2,300,001
Net asset value (offering price and redemption price) per share	$20.28	$37.16	$32.66	$24.38
Investments, at cost	$34,602,634	$26,731,415	$23,294,278	$61,161,085
Due to Custodian, at cost	$—	$—	$—	$309
Securities sold short, proceeds	$—	$—	$4,738,371	$—

(1)
Includes cash pledged to broker as collateral for swap.

The accompanying notes are an integral part of these financial statements.
 Reality Shares ETF Trust 13

Statements of Operations
For the six months ended April 30, 2020 (Unaudited)
	Reality Shares DIVS ETF	Reality Shares DIVCON Leaders Dividend ETF	Reality Shares DIVCON Dividend Defender ETF	Reality Shares NASDAQ NexGen Economy ETF
Investment Income:
Dividend income	$5,379	$230,500	$143,536	$492,378
Interest income	450,917	271	9,986	4,417
Rebate income	—	—	4,410	—
Foreign withholding tax	—	—	—	(36,664)
Total Income	456,296	230,771	157,932	460,131
Expenses:
Advisory fees (Note 4)	230,919	66,835	92,193	208,452
Dividends on securities sold short	—	—	83,331	—
Total Expenses	230,919	66,835	175,524	208,452
Net Investment income (loss)	225,377	163,936	(17,592)	251,679
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	9,529	123,706	211,931	(787,394)
Securities sold short	—	—	(12,924)	—
Swaps	(3,150,607)	—	—	—
In-kind redemptions	—	2,522,947	357,089	1,566,236
Foreign currency transactions	—	—	—	(3,475)
Net realized gain (loss)	(3,141,078)	2,646,653	556,096	775,367
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	24,626	(1,863,499)	(200,532)*	511,903
Securities sold short	—	—	81,273	—
Swaps	(10,117,513)	—	—	—
Foreign currency translations	—	—	—	247
Net change in unrealized appreciation (depreciation)	(10,092,887)	(1,863,499)	(119,259)	512,150
Net realized and unrealized gain (loss)	(13,233,965)	783,154	436,837	1,287,517
Increase (Decrease) in net assets resulting from operations	$(13,008,588)	$947,090	$419,245	$1,539,196

*
Change in unrealized appreciation (depreciation) does not include net depreciation of  ($891,664) for the Reality Shares DIVCON Dividend Guard ETF in connection with the Fund merger. See Note 11 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.
14 Reality Shares ETF Trust

Statements of Changes in Net Assets
	Reality Shares DIVS ETF		Reality Shares DIVCON Leaders Dividend ETF
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$225,377	$941,257	$163,936	$567,755
Net realized gain (loss)	(3,141,078)	1,416,754	2,646,653	(362,127)
Net change in unrealized appreciation (depreciation)	(10,092,887)	(1,343,921)	(1,863,499)	5,307,926
Net increase (decrease) in net assets resulting from operations	(13,008,588)	1,014,090	947,090	5,513,554
Distributions to Shareholders:	(2,304,684)	(1,089,637)	(200,968)	(568,034)
Shareholder Transactions:
Proceeds from shares sold	1,344,818	3,217,859	18,007,609	—
Cost of shares redeemed	(22,175,862)	(11,841,877)	(20,757,786)	(18,467,609)
Net decrease in net assets resulting from shareholder transactions	(20,831,044)	(8,624,018)	(2,750,177)	(18,467,609)
Decrease in net assets	(36,144,316)	(8,699,565)	(2,004,055)	(13,522,089)
Net Assets:
Beginning of period	65,341,115	74,040,680	31,734,920	45,257,009
End of period	$29,196,799	$65,341,115	$29,730,865	$31,734,920
Changes in Shares Outstanding:
Shares outstanding, beginning of period	2,454,348	2,779,348	875,000	1,425,000
Shares sold	50,000	125,000	475,000	—
Shares redeemed	(1,065,000)	(450,000)	(550,000)	(550,000)
Shares outstanding, end of period	1,439,348	2,454,348	800,000	875,000
The accompanying notes are an integral part of these financial statements.
 Reality Shares ETF Trust 15

Statements of Changes in Net Assets
	Reality Shares DIVCON Dividend Defender ETF		Reality Shares NASDAQ NexGen Economy ETF
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(17,592)	$46,841	$251,679	$1,107,947
Net realized gain (loss)	556,096	(97,360)	775,367	(1,716,112)
Net change in unrealized appreciation (depreciation)	(119,259)	663,427	512,150	10,330,346
Net increase in net assets resulting from operations	419,245	612,908	1,539,196	9,722,181
Distributions to Shareholders:	(89,667)	(46,093)	(293,234)	(1,149,910)
Shareholder Transactions:
Proceeds from shares sold	10,989,951	741,249	—	—
Proceeds from shares issued in connection with merger	11,136,133*	—	—	—
Cost of shares redeemed	(3,923,790)	(690,616)	(12,452,706)	(27,642,715)
Net increase (decrease) in net assets resulting from shareholder transactions	18,202,294	50,633	(12,452,706)	(27,642,715)
Increase (Decrease) in net assets	18,531,872	617,448	(11,206,744)	(19,070,444)
Net Assets:
Beginning of period	6,126,355	5,508,907	67,277,057	86,347,501
End of period	$24,658,227	$6,126,355	$56,070,313	$67,277,057
Changes in Shares Outstanding:
Shares outstanding, beginning of period	200,000	200,000	2,800,001	4,075,001
Shares sold	350,000	25,000	—	—
Shares issued in connection with merger	330,060*	—	—	—
Shares redeemed	(125,000)	(25,000)	(500,000)	(1,275,000)
Shares outstanding, end of period	755,060	200,000	2,300,001	2,800,001

*
See Note 11 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.
16 Reality Shares ETF Trust

Financial Highlights
Reality Shares DIVS ETF
For a share outstanding throughout each year presented.
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	For the Period December 18, 2014(1) to October 31, 2015
Per Share Operational Performance:
Net asset value, beginning of year	$26.62	$26.64	$26.05	$24.17	$23.96	$23.00
Investment operations:
Net investment income (loss)(2)	0.10	0.36	0.20	(0.02)	(0.12)	(0.17)
Net realized and unrealized gain (loss)	(5.47)	0.02	0.61	1.90	0.79	1.13
Total from investment operations	(5.37)	0.38	0.81	1.88	0.67	0.96
Distributions to Shareholders from:
Net investment income	(0.37)	(0.24)	—	—	—	—
Realized gains	(0.60)	(0.16)	(0.22)	—	(0.46)	—
Total distributions	(0.97)	(0.40)	(0.22)	—	(0.46)	—
Net asset value, end of year	$20.28	$26.62	$26.64	$26.05	$24.17	$23.96
Total Return at Net Asset Value	(21.02)%(3)	1.53%	3.12%	7.77%	2.88%	4.17%(3)
Net assets, end of year (000’s)	$29,197	$65,341	$74,041	$53,516	$32,132	$30,053
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.85%(4)	0.85%	0.85%	0.85%	0.85%	0.85%(4)
Net investment income (loss)	0.83%(4)	1.36%	0.75%	(0.09)%	(0.51)%	(0.82)%(4)
Portfolio turnover rate(5)	0.00%(3)(6)	0.00%(6)	0.00%(6)	0.00%(6)	0.00%(6)	1,475.00%(3)

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Not annualized.

(4)
Annualized.

(5)
Portfolio turnover rate excludes securities received or delivered in-kind.

(6)
The Fund did not purchase or hold any long-term securities in the current year. Dividend Swaps are not included in the calculation of the portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
 Reality Shares ETF Trust 17

Financial Highlights
Reality Shares DIVCON Leaders Dividend ETF
For a share outstanding throughout each year/period presented.
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	For the Period January 6, 2016(1) to October 31, 2016
Per Share Operational Performance:
Net asset value, beginning of year/period	$36.27	$31.76	$29.98	$24.36	$24.06
Investment operations:
Net investment income(2)	0.20	0.50	0.39	0.33	0.24
Net realized and unrealized gain	0.93	4.51	1.77	5.57	0.33
Total from investment operations	1.13	5.01	2.16	5.90	0.57
Distributions to Shareholders from:
Net investment income	(0.24)	(0.50)	(0.36)	(0.28)	(0.27)
Realized gains	—	(0.00)(3)	(0.02)	—	—
Total distributions	(0.24)	(0.50)	(0.38)	(0.28)	(0.27)
Net asset value, end of year/period	$37.16	$36.27	$31.76	$29.98	$24.36
Total Return at Net Asset Value	3.15%(4)	15.95%	7.19%	24.29%	2.38%(4)
Net assets, end of year/period (000’s)	$29,731	$31,735	$45,257	$29,229	$4,264
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.43%(5)	0.43%	0.43%	0.43%	0.43%(5)
Net investment income	1.05%(5)	1.50%	1.18%	1.18%	1.19%(5)
Portfolio turnover rate(6)	1.90%(4)	65.52%(7)	0.26%	3.35%	3.38%(4)

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Less than 0.001.

(4)
Not annualized.

(5)
Annualized.

(6)
Portfolio turnover rate excludes securities received or delivered in-kind.

(7)
During the year, the fund underwent a portfolio re-balancing. As a result, investment transactions were increased during period, which caused a higher than normal turnover rate.

The accompanying notes are an integral part of these financial statements.
18 Reality Shares ETF Trust

Financial Highlights
Reality Shares DIVCON Dividend Defender ETF
For a share outstanding throughout each year/period presented.
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	For the Period January 14, 2016(1) to October 31, 2016
Per Share Operational Performance:
Net asset value, beginning of year/period	$30.63	$27.54	$26.08	$22.44	$23.55
Investment operations:
Net investment income (loss)(2)	(0.05)	0.26	0.12	0.03	(0.04)
Net realized and unrealized gain (loss)	2.15	3.09	1.41	3.61	(1.07)
Total from investment operations	2.10	3.35	1.53	3.64	(1.11)
Distributions to Shareholders from:
Net investment income	(0.07)	(0.26)	(0.07)	—	—
Net asset value, end of year/period	$32.66	$30.63	$27.54	$26.08	$22.44
Total Return at Net Asset Value	6.83%(3)	12.22%	5.89%	16.23%	(4.72)%(3)
Net assets, end of year/period (000’s)	$24,658	$6,126	$5,509	$3,912	$2,805
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	1.62%(4)(5)	1.44%(6)	1.21%(7)	1.38%(8)	1.54%(4)(9)
Net investment income (loss)	(0.16)%(4)	0.89%	0.42%	0.11%	(0.19)%(4)
Portfolio turnover rate(10)	78.46%(3)(11)	57.30%(12)	36.94%	69.11%	4.18%(3)

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Not annualized.

(4)
Annualized.

(5)
Includes expenses and rebates associated with short sale transactions of  (0.04)% and dividend expense of 0.77%.

(6)
Includes expenses and rebates associated with short sale transactions of  (0.39)% and dividend expense of 0.59%.

(7)
Includes expenses and rebates associated with short sale transactions of  (0.30)% and dividend expense of 0.66%.

(8)
Includes dividend expense on short sales of 0.53%.

(9)
Includes expenses associated with short sale transactions of 0.06% and dividend expense of 0.63%.

(10)
Portfolio turnover rate excludes securities received or delivered in-kind.

(11)
Portfolio turnover excludes the purchases and sales of the Reality Shares DIVCON Dividend Guard ETF acquired on March 27, 2020 (see Notes 11 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

(12)
During the year, the fund underwent a portfolio re-balancing. As a result, investment transactions were increased during period, which caused a higher than normal turnover rate.

The accompanying notes are an integral part of these financial statements.
 Reality Shares ETF Trust 19

Financial Highlights
Reality Shares NASDAQ NexGen Economy ETF
For a share outstanding throughout each year/period presented.
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	For the Period January 17, 2018(1) to October 31, 2018
Per Share Operational Performance:
Net asset value, beginning of year/period	$24.03	$21.19	$24.00
Investment operations:
Net investment income(2)	0.10	0.34	0.21
Net realized and unrealized gain (loss)	0.37	2.86	(2.86)
Total from investment operations	0.47	3.20	(2.65)
Distributions to Shareholders from:
Net investment income	(0.12)	(0.36)	(0.16)
Net asset value, end of year/period	$24.38	$24.03	$21.19
Total Return at Net Asset Value	1.97%(3)	15.24%	(11.09)%(3)
Net assets, end of year/period (000’s)	$56,070	$67,277	$86,348
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.68%(4)	0.68%	0.68%(4)
Net investment income	0.82%(4)	1.51%	1.14%(4)
Portfolio turnover rate(5)	9.99%(3)	20.72%	31.18%(3)

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Not annualized.

(4)
Annualized.

(5)
Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.
20 Reality Shares ETF Trust

Notes to Financial Statements
April 30, 2020 (Unaudited)
1. ORGANIZATION
The Reality Shares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on March 26, 2013 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). At the period ended April 30, 2020, the Trust offered 4 investment funds (each a “Fund”, and collectively the “Funds”), with all Funds except Reality Shares DIVCON Leaders Dividend ETF and Reality Shares DIVCON Dividend Defender ETF being classified at period end as non-diversified under the 1940 Act. Please see each Fund’s prospectus for investment objective information.
Fund	Commencement of Operations Date
Reality Shares DIVS ETF	December 18, 2014
Reality Shares DIVCON Leaders Dividend ETF	January 6, 2016
Reality Shares DIVCON Dividend Defender ETF	January 14, 2016
Reality Shares NASDAQ NexGen Economy ETF	January 17, 2018
The shares of Reality Shares DIVS ETF are listed and traded on the New York Stock Exchange (“NYSE”) Arca, Inc. and other secondary markets. The shares of Reality Shares DIVCON Leaders Dividend ETF and Reality Shares DIVCON Dividend Defender ETF are listed and traded on the Cboe BZX Exchange and other secondary markets. The shares of Reality Shares NASDAQ NexGen Economy ETF are listed and traded on the NASDAQ Stock Market and other secondary markets. The market price of each Fund may be below, at, or above their net asset value (“NAV”). The Funds are considered Investment Companies under U.S. generally accepted accounting principals (“U.S. GAAP”) and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
2. SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in conformity with U.S. GAAP, which require management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Trust in its preparation of its financial statements:
Investment Transactions and Investment Income:   Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Foreign Taxes:   The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.
Credit and Counter Party Exposure:   The Reality Shares DIVS ETF has investments in swap contracts which are detailed in the Fund’s Schedule of Investments. Such swap contracts disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a swap contract may cause it to default on its obligations. The Fund’s credit and counterparty exposure with respect to these swap contracts is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with
 Reality Shares ETF 21

Notes to Financial Statements (continued)
the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.
Distributions:   Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Cash held at broker for securities sold short:   Due from broker represents deposits with a broker or the custodian used as collateral pledged to a broker for short sales or swap contracts. As of the period ended April 30, 2020, Reality Shares DIVCON Dividend Defender ETF had amounts due from one broker.
Due to broker:   Due to broker represents collateral received from a broker for swap contracts. As of the period ended April 30, 2020, Reality Shares DIVS ETF has amounts due to four brokers.
Foreign Currency Translation:   The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Value of investment securities, other assets and liabilities — at the exchange rates prevailing at market close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statements of Operations. For securities, which are subject to foreign withholding tax upon disposition, realized and unrealized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.
Short Sales:   A Fund may sell securities it does not own as a hedge against long positions and/or in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker through which it made the short sale. A Fund may have to pay a fee to borrow a particular security and may be obligated to remit any interest or dividends received on such borrowed security. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. The Funds may also receive rebate income from the broker resulting from the investment of proceeds from securities sold short. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. During the period ended April 30, 2020, the Reality Shares DIVCON Dividend Defender ETF engaged in short sale activity.
A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Cash held at broker for securities sold short” on the Statements of Assets and Liabilities, if any, and securities segregated as collateral (if any) are denoted in the Schedules of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligations to the Funds.
22 Reality Shares ETF

Notes to Financial Statements (continued)
Swaps:   Changes in the underlying value of the swap contracts are recorded as unrealized appreciation or depreciation on swaps (see Note 7).
3. SECURITIES VALUATION
Investment Valuation:   The NAV per share is computed as of the scheduled close of regular trading on the NYSE, ordinarily 4:00 p.m. eastern time, on each day during which the NYSE is open for trading. For purposes of calculating NAV, portfolio investments generally are valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange or a major market-maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, or a major market-maker (or dealer) or (iii) based on amortized cost, which typically approximates fair value, if it can reasonably be concluded at the time of each such valuation that the amortized cost value of the security is approximately the same as the security’s value determined in accordance with market-based factors.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation (long positions) or ask (short positions) quotation.
Investments in Money Markets are valued at their closing NAV per share each business day.
Non-exchange-traded swaps are normally valued on the basis of quotations supplied by major market-makers or swap dealers, or derived from quotations or an equivalent indication of value supplied for similar representative securities or instruments traded on an exchange. Such non-exchange-traded swaps follow defined valuation procedures as approved by the Board of Trustees and amended from time to time.
Under supervision of the Board of Trustees, Reality Shares Advisors, LLC (the “Advisor”) formed a Fair Value Pricing Committee (the “Committee”) to perform certain functions as they relate to the administration and oversight of the Trust’s valuation procedures. Under these procedures, the Committee convenes on a periodic and ad-hoc basis to review pricing of such securities and instruments, and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Trust’s investments will be fair valued in accordance with its pricing policy and procedures. Securities that are valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.”
When fair-value pricing is employed, the prices of securities used by the Funds to calculate NAV may differ from quoted or published prices for the same securities.
Fair Valuation Measurement:   The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of a fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
 Reality Shares ETF 23

Notes to Financial Statements (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2020 is disclosed at the end of each Fund’s Schedule of Investments.
4. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
Advisory Fee:   Under an Advisory Agreement and subject to the supervision of the Board of Trustees, the Advisor is responsible for managing the investment activities of the Trust and the Trust’s business affairs and other administrative matters. For its services, the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund at the following annual rates:
Fund	Advisory Fee
Reality Shares DIVS ETF	0.85%
Reality Shares DIVCON Leaders Dividend ETF	0.43%
Reality Shares DIVCON Dividend Defender ETF	0.85%
Reality Shares NASDAQ NexGen Economy ETF	0.68%
Such fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Advisor has agreed to pay substantially all expenses of the Funds excluding (i) brokerage expenses and other fees, or expenses incurred in connection with the execution of portfolio securities transactions or in connection with creation and redemption transactions (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (iv) acquired fund fees and expenses; (v) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vii) dividends and expenses associated with securities sold short, subject to any expense limitation agreements; and (viii) borrowing costs.
Expenses Associated with Securities Sold Short:   The Trust and the Advisor have entered into a written expense limitation agreement (the “Agreement”) pursuant to which the Advisor has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep aggregate interest expenses on securities sold short from exceeding 0.10% of the average daily net assets of the Reality Shares DIVCON Dividend Defender ETF until at least February 28, 2021 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements with respect to a Fund within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s aggregate interest expenses on securities sold short are below the Expense Limitation. The Agreement may be terminated: (i) by the Board of Trustees, for any reason and at any time; (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021; and (iii) by either the party, if the Advisory Agreement is terminated for any reason, effective upon the effective date of the termination of the Advisory Agreement. As of April 30, 2020 there were no fees waived and no outstanding waivers of expenses on securities sold short.
Distribution and Service Fees:   ALPS Distributors, Inc. (the “Distributor”) serves as the Trust’s Distributor. The Distributor will not distribute shares in less than Creation Units, as defined in Note 5, and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.
No distribution fees are currently paid by the Trust and there are no current plans to impose a fee.
24 Reality Shares ETF

Notes to Financial Statements (continued)
Administrator, Custodian, Accounting Agent and Transfer Agent Services:   The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Trust’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Transfer Agency and Services Agreement, and Custody Agreement respectively. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Chief Compliance Officer:   ALPS Fund Services, Inc., which is a related entity to the Distributor, serves as the funds CCO pursuant to a CCO agreement and receives a fee for those services paid by the Advisor.
Certain Officers of the Funds are also officers of the Advisor and ALPS Fund Services, Inc.
5. CREATION AND REDEMPTION TRANSACTIONS
Each Fund issues and redeems shares at NAV only in aggregated lots of 25,000 shares or more (each, a “Creation Unit”). Because non-exchange traded swaps and securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. A Fund will not accept (or offer) swaps or securities sold short in the creation or redemption of its shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.
A fixed transaction fee of  $500, for standard settlement, is imposed for each Fund for each creation or redemption transaction. The fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units, as applicable. In addition to the fixed transaction fee, the Funds may charge an additional variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.
Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an “Authorized Participant Agreement” with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
6. PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended April 30, 2020 were as follows:
Fund	Purchases	Sales
Reality Shares DIVS ETF	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	17,798,443	585,817
Reality Shares DIVCON Dividend Defender ETF	13,692,292	3,710,729
Reality Shares NASDAQ NexGen Economy ETF	6,675,358	6,060,630
 Reality Shares ETF 25

Notes to Financial Statements (continued)
For the period ended April 30, 2020, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:
Fund	Purchases	Sales
Reality Shares DIVS ETF	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	—	20,047,053
Reality Shares DIVCON Dividend Defender ETF	4,944,004	2,673,654
Reality Shares NASDAQ NexGen Economy ETF	—	12,350,377
7. DERIVATIVE INSTRUMENTS
Swaps:   A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the notional positions held by each swap counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for some swaps. Therefore, some swaps are subject to credit risk or the risk of default or non-performance by the counterparty. During the period ended April 30, 2020, only the Reality Shares DIVS ETF (“DIVY Fund”) engaged in swap transactions. The swap contracts are marked to market daily.
When the DIVY Fund has an unrealized loss on a swap agreement, the DIVY Fund has instructed the Custodian to pledge cash or liquid securities as collateral with an approximate value of the amount equal to the unrealized loss. Collateral pledges are monitored daily and subsequently adjusted at predetermined levels if and when the swap valuations fluctuate.
When the DIVY Fund has an unrealized gain on a swap contract, no collateral is required from the DIVY Fund to the swap counterparty. In this instance, the DIVY Fund may seek to mitigate counterparty risk by generally requiring the swap counterparty to post collateral for the benefit of the DIVY Fund, marked to market daily, in an amount approximately equal to the unrealized gain on the swap, subject to certain minimum thresholds.
Pursuant to documentation governing the DIVY Fund’s swap transactions between the DIVY Fund and its counterparties, the counterparties have the right to terminate the swaps early in the event that the net assets of the DIVY Fund decline below specific levels set forth in the swap agreement. In the event of early termination, the counterparty may require the DIVY Fund to pay or receive a settlement amount not greater than the current outstanding net unrealized (depreciation)/appreciation in connection with the terminated swap transaction. As of April 30, 2020, the DIVY Fund has not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination.
Dividend Swaps:   The DIVY Fund may enter into dividend swaps in order to gain exposure to changes in the expected dividend value of the large cap securities of the S&P 500 Index. Dividend swaps are over-the-counter derivative contracts that allow investors exposure to the actual dividend value that will be paid by the constituents of an index over a period of time. In a typical dividend swap transaction, the buyer and seller agree at inception to the aggregate value of dividends expected to be paid on the index constituents over the term of the contract — the expected dividend value. At maturity of the contract, the buyer pays/receives to/from the seller the net difference between the expected dividend value and the aggregate value of actual dividends paid by the index constituents — the actual dividend value. During the life of a dividend swap, the contract is valued on the current expected dividend value of the index for the specific contract period. As the contract approaches maturity, the expected dividend value will change based on actual dividends paid and expectations for dividends not yet paid, until final settlement of the contract where expected dividend value and actual dividend value converge.
The notional amounts and the unrealized appreciation (depreciation) of the dividend swaps appearing in the Schedule of Investments for the DIVY Fund is representative of the average volume of derivative exposure for the period ended April 30, 2020.
26 Reality Shares ETF

Notes to Financial Statements (continued)
FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is applicable to all entities that issue or hold derivative instruments. ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives and distinguishes between instruments used to manage risk and those used for other purposes.
The effect of derivative instruments on the DIVY Fund’s Statements of Assets and Liabilities at April 30, 2020:
	Equity Contracts	Total
Asset Derivatives:
Reality Shares DIVS ETF
Unrealized Appreciation on Swaps	$—	$—
Liability Derivatives:
Reality Shares DIVS ETF
Unrealized Depreciation on Swaps	(7,989,368)	(7,989,368)
Total	$(7,989,368)	$(7,989,368)
The effect of derivatives instruments on the DIVY Fund’s Statements of Operations for the period ended April 30, 2020:
	Equity Contracts	Total
Reality Shares DIVS ETF
Net Realized Gain (Loss) on:
Swaps	$(3,150,607)	$(3,150,607)
Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	(10,117,513)	(10,117,513)
In order to better define its contractual rights and to secure rights that will help the DIVY Fund mitigate its counterparty risk, the DIVY Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the DIVY Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the DIVY Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment.
Collateral requirements generally differ by type of derivative instrument. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the DIVY Fund and the counterparty. Generally, the amount of collateral due from or due to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the DIVY Fund from its swap counterparties are not fully collateralized, contractually or otherwise, the DIVY Fund bears the risk of loss from counterparty non-performance.
For financial reporting purposes, the DIVY Fund does not offset assets and liabilities subject to a master netting arrangement or similar agreements in the Statements of Assets and Liabilities. Therefore all qualified transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2020, the DIVY Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amount on the Statements of Assets and Liabilities to the net amounts, including collateral exposure, is included in the following table by counterparty:
 Reality Shares ETF 27

Notes to Financial Statements (continued)
Assets:
Amounts Not Offset in the Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged/ (Received)*	Net Amount Due from Counterparty
Reality Shares DIVS ETF
Unrealized Appreciation
on Swaps	BNP Paribas	$—	$—	$—	$—	$—
Unrealized Appreciation
on Swaps	JP Morgan	—	—	—	—	—
Unrealized Appreciation
on Swaps	Morgan Stanley	—	—	—	—	—
Unrealized Appreciation
on Swaps	Bank of America	—	—	—	—	—
Unrealized Appreciation
on Swaps	Societe Generale	—	—	—	—	—
Total		$—	$—	$—	$—	$—
Liabilities:
Amounts Not Offset in the Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged/ (Received)*	Net Amount Due from Counterparty
Reality Shares DIVS ETF
Unrealized Depreciation
on Swaps	BNP Paribas	$3,230,426	$—	$—	$—	$3,230,426
Unrealized Depreciation
on Swaps	JP Morgan	98,140	—	—	—	98,140
Unrealized Depreciation
on Swaps	Morgan Stanley	2,770,730	—	—	—	2,770,730
Unrealized Depreciation
on Swaps	Bank of America	1,144,338	—	—	—	1,144,338
Unrealized Depreciation
on Swaps	Societe Generale	745,734	—	—	—	745,734
Total		$7,989,368	$—	$—	$—	$7,989,368

*
These amounts are limited to the derivative asset/liability and accordingly, do not exceed collateral pledged

8. PRINCIPAL RISKS
In the normal course of business, the Funds trade financial securities and instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some principal risk factors affecting your investments in the Funds are set forth below:
Counterparty Risk:   Counterparty risk is assumed in transactions involving over-the-counter derivative instruments and short sales. The Funds deploying these investment strategies may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty exposure by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
28 Reality Shares ETF

Notes to Financial Statements (continued)
Foreign Exchange Rate Risk:   (for the Reality Shares NASDAQ NexGen Economy ETF) Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Foreign Issuer Exposure Risk:   (for the Reality Shares NASDAQ NexGen Economy ETF) The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Funds exposure to foreign issuers and investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.
Market Risk:   Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of each Fund could vary from its stated objective.
Non-Diversification Risk:   All Funds except Reality Shares DIVCON Leaders Dividend ETF and Reality Shares DIVCON Dividend Defender ETF are non-diversified, which means that they may invest in fewer instruments or issuers than a diversified fund. As a result, the Funds may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.
Short Sales Risk:   (for the Reality Shares DIVCON Dividend Defender ETF when deployed) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose a Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. Investment in short sales may also cause a Fund to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for a Fund to sell short. Under these circumstances, a Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and a Fund could experience a loss or its performance could deviate from the performance of its benchmark index.
Swap Risk:   The DIVY Fund engages in swap transactions and is therefore subject to swap risk. The risks of swaps include: (i) an imperfect correlation between the movement in prices of the swap and the instruments underlying them; (ii) lack of liquidity in transacting the swap contract; (iii) difficulty in obtaining an accurate value for the swaps; (iv) the risk that the counterparty to the swap will default or otherwise fail to honor or become delayed in its ability to honor its obligation; and (v) the risk that the DIVY Fund may not be able to enter into a new swap contract at a favorable price after a swap contract to which it is currently a party expires or is terminated. Specifically dividend swaps are subject to a risk that the movement in swap prices may not be correlated to the actual dividends paid by the companies in the index underlying them.
Each Fund’s prospectus and SAI contains additional information about the principal risks of investing in each Fund.
9. FEDERAL INCOME TAX
Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in each Fund on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by each Fund at least annually. The amount of dividends distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP.
Management evaluates each Fund’s tax position to determine if the tax position taken meets the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of
 Reality Shares ETF 29

Notes to Financial Statements (continued)
an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax position taken on federal, state and local income tax returns for all open tax years (since inception), and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
At October 31, 2019, the cost of investments and net unrealized appreciation (depreciation) including shorts, currency and swaps for federal income tax cost purposes were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation) on Swaps, Currency and Securities Sold Short
Reality Shares DIVS ETF	$64,347,985	$57,569	$—	$57,569	$2,128,146
Reality Shares DIVCON Leaders Dividend ETF	26,872,301	5,794,299	(936,563)	4,857,736	—
Reality Shares DIVCON Dividend Defender ETF	5,292,948	930,716	(257,813)	672,903	68,239
Reality Shares NASDAQ NexGen Economy ETF	73,010,386	5,683,726	(11,591,620)	(5,907,894)	(2,291)
The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.
At October 31, 2019, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains:
Fund	Non-Expiring Short Term Losses	Non-Expiring Long Term Losses	Total
Reality Shares DIVS ETF	$—	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	483,488	1,711,684	2,195,172
Reality Shares DIVCON Dividend Defender ETF	170,706	152,873	323,579
Reality Shares NASDAQ NexGen Economy ETF	3,319,636	1,084,193	4,403,829
10. Advisor Obligations
Under the Investment Advisory Agreement for the Funds, (i) the Advisor is responsible for paying substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and (ii) the Funds bear the cost, if any, of interest, taxes, brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, dividend expense, borrowing costs, and interest expense relating to securities sold short (subject to any expense limitation agreements), extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
If the Advisor is unable to pay the Funds’ expenses pursuant to this arrangement, the Board may determine it is in the best interests of the Funds’ shareholders to terminate the advisory agreement with the Advisor and contract with a new investment adviser, or liquidate the Funds. In either event, the Funds’ shareholders would be provided advance notice of such occurrence. Currently, the Advisor has informed the Board of its intent to enter into a transaction for the sale of all or a portion of its business. In the event of such a transaction, shareholders will be provided advance notice of the transaction and may be asked to approve new advisory agreements for the Funds. As in the past, the Advisor’s parent company will seek to raise capital from its investors to continue to fund the Advisor’s operations until such time as the Advisor enters into and completes any such transaction.
30 Reality Shares ETF

Notes to Financial Statements (continued)
11. REORGANIZATION
On December 12, 2019, the Board of Trustees (the “Board”) of Reality Shares ETF Trust (the “Trust”) unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of the Reality Shares DIVCON Dividend Guard ETF (the “Acquired Fund”) with and into the Reality Shares DIVCON Dividend Defender ETF (the “Surviving Fund”), each a separate series of the Trust. The Agreement provides for: (a) the transfer of the assets and stated liabilities of the Acquired Fund in exchange for shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, if any, and (b) the pro rata distribution of shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, if any, by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization”).
The Reorganization is a tax-free transaction. Reality Shares Advisors, LLC, the investment adviser to both the Acquired Fund and the Surviving Fund, has agreed to bear the costs (except for brokerage expenses incurred by the Acquired Fund prior to the Reorganization) directly related to the Reorganization.
The decision of the Board to reorganize the Acquired Fund is not subject to shareholder approval. However, a Combined Information Statement and Prospectus that contains more information about the Reorganization and the Surviving Fund has been mailed to Acquired Fund shareholders. The Reorganization occurred on March 27, 2020.
On the reorganization date, the Merger Fund had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:
Merged Fund	Total Investment Value	Total Investment Cost
Reality Shares DIVCON Dividend Guard ETF	$10,085,145	$10,976,809
The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies.
The acquisition was accomplished by a tax-free exchange of the following shares on March 27, 2020:
Merged Fund	Acquiring Fund
Reality Shares DIVCON Dividend Guard ETF	Reality Shares DIVCON Dividend Defender ETF
Shares	Shares	Value
450,000	330,060	$10,108,401
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund were carried forward to reflect the tax-free status of the acquisition.
The net assets and net unrealized (depreciation) immediately before the acquisition were as follows:
Merged Fund		Acquiring Fund
Reality Shares DIVCON Dividend Guard ETF		Reality Shares DIVCON Dividend Defender ETF
Net Assets	Unrealized Appreciation (Depreciation) on Investments	Net Assets
$10,108,426	$(891,644)	$12,250,379
Assuming the acquisition had been completed on November 1, 2020, the Acquiring Fund’s unaudited pro forma results of operations for the period ended April 30, 2020 would have been as follows:
Acquiring Fund	Net Investment Income(a)	Net realized and unrealized gain (loss) on Investments(b)	Net increase in net assets resulting from operations
Reality Shares DIVCON Dividend Defender ETF	$(17,592)	$436,837	$419,245

(a)
Net investment income as reported in the Statement of Operations (for the reporting period ended April 30, 2020) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Reality Shares DIVCON Dividend Guard ETF $42,303.

(b)
Net realized and unrealized gain on investments as reported in the Statement of Operations (for the reporting period ended April 30, 2020) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Reality Shares DIVCON Dividend Guard ETF ($1,175,917).

 Reality Shares ETF 31

Notes to Financial Statements (concluded)
Since both the Merged Fund and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Since the combined investment Funds had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since March 27, 2020.
32 Reality Shares ETF

Board Considerations in Approving the Investment Advisory Agreement for the Funds (Unaudited)
The Board of Trustees (the “Board”) of Reality Shares ETF Trust (the “Trust”), including the Trustees who are not “interested persons” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on December 12, 2019 (the “December Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Reality Shares Advisors, LLC (the “Advisor”) applicable to the Reality Shares DIVS ETF, Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF, and Reality Shares DIVCON Dividend Guard ETF, each an (“Existing Fund”) and collectively the existing series of the Trust (“Existing Series”).
Respective at each of the December Meeting, September Meeting and June Meeting (individually a “Meeting” and together the “Meetings”), the Board unanimously approved the Investment Advisory Agreement with respect to each Existing Fund and New Fund based on the Board’s review of qualitative and quantitative information provided by the Advisor.
In regard to the evaluation of each Existing and/or New Fund, at each respective Meeting, and prior to reaching the conclusion to approve the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from independent legal counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and discussed the contents of such memorandum with independent legal counsel prior to the Meetings. Prior to each Meeting, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding each Existing and/or New Fund’s proposed fees and expenses relative to the fees and expenses of other comparable funds. The Independent Trustees carefully evaluated this information, met in executive session outside the presence of management, and were advised by independent legal counsel with respect to their deliberations. During the Meetings, the Trustees again reviewed with counsel their responsibilities in connection with their consideration of the Advisory Agreement, and engaged in a dialogue with management about the information provided in advance of each Meeting.
At each Meeting, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the investment advisory and other services to be provided by the Advisor; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) (i) with respect to the Existing Series, the performance of each Fund compared with appropriate benchmarks, after fees and expenses, and (ii) with respect to the New Funds, a review of the index methodology and other relevant data in support of each Fund’s investment thesis; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds; (f) the Funds’ expected overall fees and operating expenses compared with those of similar funds; (g) the Advisor’s compliance processes and systems; (h) the Advisor’s compliance policies and procedures; (i) the Advisor’s reputation, expertise and resources in the financial markets; (k) the Advisor’s brokerage practices and investment strategies; (l) the Advisor’s current Form ADV; and (m) a copy of the Investment Advisory Agreement between the Trust and the Advisor. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.
Based on the Board’s deliberations at each Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides (or will provide) to the Funds, as well as the costs incurred and benefits realized by the Advisor and its affiliates in providing such services; (c) concluded that the Advisor’s fees are reasonable in comparison to the fees charged by investment advisers to comparable funds and (d) agreed to approve the Investment Advisory Agreement based upon the following considerations, among others:
•
Nature, Extent and Quality of Services Provided (and Expected to be Provided) by the Advisor; Personnel and Operations of the Advisor. The Board reviewed the services provided by the Advisor for the Existing Series and services expected to be provided by the Advisor for the New Funds under the Investment Advisory Agreement, and the Advisor’s experience, resources and strengths in managing the Funds, including its personnel. Based on the foregoing, the Trustees determined that each Fund was likely to benefit from the nature, quality and extent of these services, as well as the Advisor’s ability to render such services based on its experience, personnel, operations and resources.

 Reality Shares ETF Trust 33

Board Considerations in Approving the Investment Advisory Agreement for the Funds (Unaudited)
•
Performance of the Existing Series and the Advisor. For each Existing Series, the Board was able to review the Fund’s performance over various trailing periods compared to the benchmark each Fund seeks to track, if applicable, and the benchmark index used for performance comparison purposes. The Board considered each Existing Fund’s investment performance relative to its investment objective. In addition, among other things, the Board considered information provided by the Advisor throughout the year, including tracking error data and data regarding the number of times that an Existing Fund’s secondary market trading price closed above or below the Existing Fund’s net asset value. Based on the foregoing, the Board concluded that each Existing Fund’s performance, including any tracking error, as applicable, was reasonable in light of the investment objectives and policies of each Existing Fund.

•
Comparison of Fees Charged (or to be Charged) by the Advisor and Other Investment Advisers to Similar Clients. The Board also reviewed statistical information provided by the Advisor regarding each Fund’s proposed expense ratio. In this regard, the Advisor subscribed to a report from an independent third-party provider to help the Board compare each of the Fund’s fees and expenses to those of comparable funds in the Fund’s peer groups as classified by independent market data providers. In the report, each Fund’s proposed expense ratio was compared to those of other funds in the Fund’s applicable peer group with shared key characteristics (e.g., asset size, investment strategy and portfolio investments). The Advisor discussed, and the Board considered and then found, the methodology for each Fund’s peer group to be appropriate. The Board further considered the contractual expense limitation agreement between the Trust and the Advisor pursuant to which the Advisor has agreed to waive its fees or reimburse expenses in order to keep certain expenses of the Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF from exceeding 0.10% of such Funds’ average daily net assets. Based on the foregoing, the Board determined that the advisory fees paid by the Funds were reasonable in relation to the nature, quality and extent of the services provided by the Advisor.

•
Costs of Services Provided (or to be Provided) to the Funds and Profits Realized by the Advisor. The Board noted that the Advisor had contractually agreed to pay all expenses of the Existing Series, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution fees (if any), extraordinary expenses and, as applicable, expenses associated with securities sold short (together the “Operating Expenses”). For the New Funds, the Board noted the Advisor had contractually agreed to pay Operating Expenses, but with the additional exception of compensation and expenses of the Independent Trustees (including any such Trustee’s counsel fees) and compensation and expenses of the Trust’s chief compliance officer. On that basis, the Board concluded that the cost of services to the Funds was reasonable.

With respect to the Advisor’s profitability in its management of the Existing Series, the Board reviewed information regarding the direct revenue received by the Advisor and discussed the Advisor’s profit margin as reflected in the Advisor’s profitability analysis. With respect to the Advisor’s profitability assumptions in its management of the New Funds, the Board concluded it was too early to predict the profitability of the New Funds to the Advisor, but noted that they would monitor the Advisor’s profitability with respect to the Funds on an on-going basis.
•
Economies of Scale.The Board noted that several of the Funds are still not yet of a sufficient asset size to be experiencing economies of scale. The Board noted that it intends to continue monitoring the existence of economies of scale as the Funds grow asset size.

•
Other Benefits to the Advisor and/or its Affiliates. The Board also considered that Reality Shares may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Board also noted that the Trust’s service providers are not affiliated with the Advisor, so that such services do not give rise to “fall-out” benefits for the Advisor.

On the basis of the information provided to it in advance of the Meetings and its evaluation of that information, as well as additional information provided by the Advisor in response to the Trustees’ questions during each Meeting, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.
34 Reality Shares ETF Trust

Supplemental Information (Unaudited)
Proxy Voting Policies, Procedures and Record
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record as applicable for the most recent twelve-month period ended June 30, 2019 is available, without charge upon request, by calling (855) 595-0240. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.
Shareholder Reports and Quarterly Portfolio Disclosure
The Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q (prior to March 31, 2020) or Form N-PORT (after March 31, 2020). Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q or Form N-PORT by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.
Premium/Discount Information
Information about the differences between the daily market price on the secondary market for the shares of each Fund and the Fund’s net asset value may be found on the Fund’s website at http://www.realityshares.com.
 Reality Shares ETF Trust 35

Investment Advisor
Reality Shares Advisors, LLC
402 W Broadway, Suite 2800
San Diego, CA 92101
Custodian/Fund Administrator
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Cohen & Company Ltd.
1350 Euclid Avenue., Suite 800
Cleveland, OH 44115
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) are aware of no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Reality Shares ETF Trust

By (Signature and Title)* /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date: July 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric R. Ervin

Eric R. Ervin, President

(principal executive officer)

Date: July 1, 2020

By (Signature and Title)* /s/ Kasey Price

Kasey Price, Treasurer

(principal financial officer)

Date: July 1, 2020

* Print the name and title of each signing officer under his or her signature.